Operating leases, Future Minimum Lease Payments under Contractually-Obligated Leases (FY) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future Minimum Lease Payments under Contractually-Obligated Leases [Abstract]
2019	$ 257
2020	296
2021	296
2022	123
2023	0
Total future minimum lease payments	$ 972